Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2025
Interest Revenue (Expense), Net [Abstract]
Summary of Interest Income
(1)	Details of Interest income recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Financial assets at FVTPL	192,094	236,793	303,458
Financial assets at FVTOCI	999,407	1,281,642	1,866,114
Financial assets at amortized cost
Loans and other financial assets at amortized cost
Interest on due from banks	543,789	624,006	570,489
Interest on loans	18,042,706	19,116,813	17,783,891
Interest of other receivables	81,045	111,031	115,673

Sub-total	18,667,540	19,851,850	18,470,053

Securities at amortized cost	782,513	643,056	539,932

Sub-total	19,450,053	20,494,906	19,009,985

Insurance finance interest income	—	—	9,186

Total	20,641,554	22,013,341	21,188,743

Summary of Interest Expense
(2)	Details of interest expense recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Interest on deposits due to customers	8,738,249	9,599,529	8,050,948
Interest on borrowings	1,294,710	1,351,612	1,111,255
Interest on debentures	1,507,108	1,760,003	1,823,313
Other interest expense	348,588	398,694	398,088
Interest on lease liabilities	10,359	17,167	18,349

Total	11,899,014	13,127,005	11,401,953

Insurance finance interest expense	—	—	756,021

Total	11,899,014	13,127,005	12,157,974